This Supplement is filed pursuant to Rule 497(d) with regard to Municipal Investment Trust Fund, Intermediate Term Series 403

The text of the supplement to the Prospectus dated December 4, 1998 is as follows:

                       Supplement dated December 15, 1998
                    to Prospectus dated December 4, 1998, of
                         Municipal Investment Trust Fund
                          Intermediate Term Series 403

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The figures in the Example on Page 4 should be revised as follows:

If you sell your units at the end of the period:

                    1 Year     3 Years     5 Years
                     $283        $310        $339

If you do not sell your units:

                    1 Year     3 Years     5 Years
                     $208        $310        $339